Commitments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments [Abstract]
Schedule of Commitments Outstanding
Commitments outstanding as of December 31, 2024 consist of the following:

As of December 31, 2024
RMB’000
Contracted for purchase of inventories (Note (i))	62,296
Contracted for purchase of services (Note (ii))	216,807

279,103

Notes:
As of December 31, 2024, the Group had entered into the following commitment agreements:

(i)
A vehicle purchase agreement with Zhengzhou Yutong Bus Co., Ltd
. (“Yutong”),
 an affiliate of a shareholder of the Company, pursuant to which the Group committed to purchase vehicles manufactured by Yutong with an aggregated purchase amount of RMB100.3 million in 2024. As of December 31, 2024, the Group has paid RMB55.4 million under this vehicle purchase agreement.

The Group is in the process of negotiating with Yutong to extend the term to purchase vehicles under the agreement.

Another vehicle purchase agreement with a Chinese manufacturer, specializing in the development, production and sale of buses, pursuant to which the Group committed to purchase vehicles manufactured by this manufacturer with an aggregated purchase amount of RMB32.7 million in 2024 and 2025. As of December 31, 2024, the Group has paid RMB15.4 million under this vehicle purchase agreement.

(ii)
A research and development service agreement with another Chinese manufacturer, pursuant to which the Group committed to purchase research and development services from the manufacturer with an aggregated purchase consideration of RMB216.8 million in 2024 and 2025. As of December 31, 2024, the research and development services has not started and no consideration has
been paid yet.